COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund

(the “Fund”)

Supplement dated March 15, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class A, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective March 16, 2013:

1.)

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” in its entirety and replacing it with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.46%	0.46%	0.46%	0.46%	0.46%
Total annual Fund operating expenses	1.58%	2.33%	1.33%	1.83%	1.58%
Fee waivers and/or expense reimbursements(d)	-0.17%	-0.17%	-0.37%	-0.17%	-0.17%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.41%	2.16%	0.96%	1.66%	1.41%

(c)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(d)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, 0.96% for Class I, 1.66% for Class R and 1.41% for Class W.

2.)	The section of the Fund’s prospectus entitled “Example” is modified by deleting the table in its entirety and replacing it with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Example

	1 year	3 years	5 years	10 years
Class A Shares	$710	$1,029	$1,371	$2,332
Class C Shares
Assuming no redemption of shares	$219	$711	$1,230	$2,653
Assuming complete redemption of shares at the end of the period	$319	$711	$1,230	$2,653
Class I Shares	$98	$385	$693	$1,569
Class R Shares	$169	$559	$975	$2,134
Class W Shares	$144	$482	$844	$1,864

3.)

The section of the Fund’s prospectus entitled “ Management of the Fund — Primary Service Providers — Expense Reimbursement Arrangements” is modified by deleting the first paragraph and table which follows in their entirety and replacing them with the following:

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through June 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

  Columbia Overseas Value Fund

Class A	1.41%
Class C	2.16%
Class I	0.96%
Class R	1.66%
Class W	1.41%

Shareholders should retain this Supplement for future reference.

C-1256-6 A (3/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund

(the “Fund”)

Supplement dated March 15, 2013 to

the Fund’s prospectus dated February 28, 2013

The Fund’s prospectus offering Class B and K shares is revised and supplemented as follows to reflect certain fee changes effective March 16, 2013:

•

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B Shares	Class K Shares
Management fees	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees	1.00%	0.00%
Other expenses(b)	0.46%	0.51%
Total annual Fund operating expenses	2.33%	1.38%
Fee waivers and/or expense reimbursements(c)	-0.17%	-0.12%
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.16%	1.26%

(b)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
(c)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 2.16% for Class B and 1.26% for Class K.

Example

	1 year	3 years	5 years	10 years
Class B Shares
Assuming no redemption of shares	$219	$711	$1,230	$2,465
Assuming complete redemption of shares at the end of the period	$719	$1,011	$1,430	$2,465
Class K Shares	$128	$425	$744	$1,647

Shareholders should retain this Supplement for future reference.

C-1257-1 A (3/13)

COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund

(the “Fund”)

Supplement dated March 15, 2013 to

the Fund’s prospectus dated July 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows to reflect certain fee changes effective March 16, 2013:

1.)

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” in its entirety and replacing it with the following:

    Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.46%
Total annual Fund operating expenses	1.33%
Fee waivers and/or expense reimbursements(b)	-0.17%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.16%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16% for Class Z.

2.)	The section of the Fund’s prospectus entitled “Example” is modified by deleting the table in its entirety and replacing it with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

    Example

	1 year	3 years	5 years	10 years
Class Z Shares	$118	$405	$713	$1,587

3.)

The section of the Fund’s prospectus entitled “ Management of the Fund — Primary Service Providers — Expense Reimbursement Arrangements” is modified by deleting the first paragraph and table which follows in their entirety and replacing them with the following:

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through June 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of:

Columbia Overseas Value Fund

Class Z	1.16%

Shareholders should retain this Supplement for future reference.

C-1258-1 A (3/13)